Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Examination [Line Items]
Valuation allowance			$ 5,200	$ 4,200
Unrecognized tax benefit			$ 599	$ 535	$ 460
Effective tax rate	0.00%	0.00%	0.00%	0.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	21.00%
US Federal [Member]
Income Tax Examination [Line Items]
Operating loss carryforwards			$ 140,100	$ 77,600
Research credit carryforwards			1,900	151
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
State [Member]
Income Tax Examination [Line Items]
Operating loss carryforwards			116,100	63,400
Research credit carryforwards			$ 1,600	$ 151